Summary of Material Accounting Policies - Summary of lease Term (Details)	12 Months Ended
Dec. 31, 2025
Building | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	5 years
Building | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	20 years
Store Equipment (Cold Rooms)
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	10 years
Transportation Equipment - Trucks
Disclosure of quantitative information about right-of-use assets [line items]
Lease term of contract	8 years